Organization and Nature of Operations - Summary of Major Subsidiaries, VIE and Subsidiaries of VIE (Detail)	12 Months Ended
Dec. 31, 2023
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Place of incorporation/ establishment	E9
Ehfly Technology Limited ("Ehfly") [Member]
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Date of incorporation/ establishment	Dec. 05, 2014
Place of incorporation/ establishment	K3
Percentage of direct ownership	100.00%
Percentage of indirect ownership	0.00%
Principal activities	Product sales, investment holding
EHang Intelligent Equipment (Guangzhou) Co., Ltd. ("EHang Intelligent" or the "WFOE") [Member]
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Date of incorporation/ establishment	Oct. 15, 2015
Place of incorporation/ establishment	F4
Percentage of direct ownership	100.00%
Percentage of indirect ownership	0.00%
Principal activities	Research and development, manufacturing and product sales
Yunfu EHang Intelligent Technology Limited ("EHang Yunfu") [Member]
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Date of incorporation/ establishment	Jun. 15, 2020
Place of incorporation/ establishment	F4
Percentage of direct ownership	68.50%
Percentage of indirect ownership	0.00%
Principal activities	Research and development, manufacturing and product sales
Guangzhou EHang Intelligent Technology Co., Ltd. ("EHang GZ" or the "VIE") [Member]
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Date of incorporation/ establishment	Aug. 08, 2014
Place of incorporation/ establishment	F4
Percentage of direct ownership	0.00%
Percentage of indirect ownership	100.00%
Principal activities	Research and development, manufacturing and product sales
Guangdong EHang General Aviation Co., Ltd. ("EHang Aviation") [member]
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Date of incorporation/ establishment	Mar. 11, 2021
Place of incorporation/ establishment	F4
Percentage of direct ownership	0.00%
Percentage of indirect ownership	100.00%
Principal activities	Operational flight services
Guangdong EHang Egret Media Technology Co. Ltd. ("EHang Egret GD") [Member]
Schedule Of The Companies Major Subsidaries And Variable Interest Enitities [Line Items]
Date of incorporation/ establishment	Jul. 06, 2016
Place of incorporation/ establishment	F4
Percentage of direct ownership	0.00%
Percentage of indirect ownership	100.00%
Principal activities	Operational aerial media solutions services